Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance result
Income from financial investments	R$ 43,845	R$ 2,263	R$ 18,443
Changes in fair value of financial investments	13	17,111	28,886
Changes in fair value of financial derivatives	1,699	16,147	18,599
Foreign exchange gains	20,551	1,930	1,745
Changes in accounts payable to selling shareholders	18,357
Interest income	4,656	4,721	1,042
Other	2,091	3,039	3,332
Finance income	91,212	45,211	72,047
Changes in fair value of financial derivatives	(38,990)	(15,585)	(18,126)
Changes in accounts payable to selling shareholders	(106,177)	(20,330)	(89,403)
Interest in acquisition of investments	(121,611)	(68,379)	(42,206)
Bank fees	(8,647)	(4,937)	(2,990)
Foreign exchange loss	(22,323)	(1,742)	(2,300)
Interest in lease liabilities	(4,795)	(3,036)	(1,489)
Interest on loans and financing	(57,245)	(19,862)	(1,002)
Other	(12,298)	(8,142)	(13,339)
Finance costs	(372,086)	(142,013)	(170,855)
Finance result	R$ (280,874)	R$ (96,802)	R$ (98,808)